Note I - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
201 7	$28,625	$7,324	$35,949
201 6	$29,203	$7,882	$37,085

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
201 8	$3,255	$2,261	$5,516
201 9	2,724	2,599	5,323
20 20	2,541	519	3,060
20 21	2,239	541	2,780
202 2	2,153	564	2,717
Thereafter	15,713	840	16,553
	$28,625	$7,324	$35,949